Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses of accounts receivable	$ 1,022	$ 1,429
Allowance for credit losses of prepayments and other current assets	6,186	10,667
Allowance for current expected credit losses of due from related parties	388	639
Allowance for current expected credit losses of Due from related parties	$ 381	$ 0
Common stock, shares issued	375,001,940	375,001,940
Common stock, shares outstanding	323,525,556	325,047,736
Treasury stock, shares	51,476,384	49,954,204
VIEs
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 21,517	$ 23,398
Due to related party, consolidated variable interest entities and VIE's subsidiaries without recourse	0	0
Contract liabilities, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	34,723	37,781
Income tax payable, consolidated variable interest entities and VIE's subsidiaries without recourse	4,739	3,342
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	42,035	43,446
Bank borrowings, current, consolidated variable interest entities and VIE's subsidiaries without recourse	6,906	7,024
Lease liabilities, current portion of the consolidated VIE and its subsidiaries without recourse	276	283
Contract liabilities, non-current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse	846	876
Deferred Taxes Liabilities Consolidated Variable Interest Entities Without Recourse	513	687
Bank borrowings, consolidated variable interest entities and VIE's subsidiaries without recourse	15,539	24,750
Lease liabilities, non-current portion, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 229	$ 299